Derivative instruments - Coupon-only Swap (Details) - Derivatives designated as hedging instruments - Subsidiaries - Coupon-only swap - Cash Flow Hedging R$ in Thousands, $ in Thousands	Apr. 30, 2017 BRL (R$)	Apr. 30, 2017 USD ($)
Citibank S.A. | Payable
Derivative [Line Items]
Payable amount | R$	R$ 155,500
Citibank S.A. | Receivable
Derivative [Line Items]
Interest rate	6.91%	6.91%
Receivable amount | $		$ 50,000
Citibank S.A. | Brazil Real | Payable
Derivative [Line Items]
Interest rate	11.08%	11.08%
JP Morgan S.A. | Payable
Derivative [Line Items]
Payable amount | R$	R$ 156,250
JP Morgan S.A. | Receivable
Derivative [Line Items]
Interest rate	6.91%	6.91%
Receivable amount | $		$ 50,000
JP Morgan S.A. | Brazil Real | Payable
Derivative [Line Items]
Interest rate	11.18%	11.18%